Quarterly Holdings Report
for
Fidelity® Small-Mid Multifactor ETF
April 30, 2025
SFE-NPRT3-0625
1.9892235.106
Common Stocks - 99.8%
	Shares	Value ($)
BERMUDA - 0.4%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Teekay Corp Ltd	234,245	1,688,906
Financials - 0.3%
Insurance - 0.3%
RenaissanceRe Holdings Ltd	19,133	4,628,847
TOTAL BERMUDA		6,317,753
CANADA - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Teekay Tankers Ltd Class A	43,361	1,845,878
IRELAND - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Ardmore Shipping Corp (b)	147,985	1,411,777
MONACO - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Scorpio Tankers Inc	43,114	1,624,967
PUERTO RICO - 0.3%
Financials - 0.3%
Banks - 0.3%
Ofg Bancorp (b)	43,768	1,722,271
Popular Inc	31,412	2,997,333

TOTAL PUERTO RICO		4,719,604
THAILAND - 0.2%
Information Technology - 0.2%
Electronic Equipment, Instruments & Components - 0.2%
Fabrinet (c)	15,570	3,192,784
UNITED KINGDOM - 0.8%
Energy - 0.3%
Energy Equipment & Services - 0.3%
TechnipFMC PLC	160,493	4,521,088
Industrials - 0.1%
Machinery - 0.1%
Luxfer Holdings PLC	88,978	957,403
Materials - 0.4%
Metals & Mining - 0.4%
Anglogold Ashanti Plc	138,288	5,830,222
TOTAL UNITED KINGDOM		11,308,713
UNITED STATES - 97.8%
Communication Services - 3.3%
Diversified Telecommunication Services - 0.3%
Frontier Communications Parent Inc (c)	93,540	3,390,825
GCI Liberty Inc Class A (c)(d)	869	0
IDT Corp Class B	32,965	1,656,491
		5,047,316
Entertainment - 1.0%
Live Nation Entertainment Inc (c)	48,907	6,477,733
Madison Square Garden Entertainment Corp Class A (c)	46,827	1,519,068
Madison Square Garden Sports Corp Class A (b)(c)	10,471	2,016,400
Playtika Holding Corp	196,548	1,035,808
TKO Group Holdings Inc Class A	25,118	4,091,973
		15,140,982
Interactive Media & Services - 0.5%
Cargurus Inc Class A (c)	55,818	1,560,671
Match Group Inc	103,263	3,062,781
Yelp Inc Class A (c)	50,726	1,779,468
Ziff Davis Inc (c)	35,030	1,034,436
		7,437,356
Media - 1.4%
AMC Networks Inc Class A (c)	144,039	921,850
Cable One Inc (b)	5,715	1,527,448
Liberty Broadband Corp Class C (c)	49,505	4,474,757
New York Times Co/The Class A	68,714	3,577,251
News Corp Class A	175,426	4,757,553
Nexstar Media Group Inc	16,079	2,406,383
TEGNA Inc	111,858	1,815,455
		19,480,697
Wireless Telecommunication Services - 0.1%
United States Cellular Corp (c)	23,989	1,647,085
TOTAL COMMUNICATION SERVICES		48,753,436

Consumer Discretionary - 12.2%
Automobile Components - 0.7%
BorgWarner Inc	99,217	2,815,778
Dorman Products Inc (c)	17,316	1,961,903
Gentex Corp	113,224	2,466,019
Patrick Industries Inc	22,493	1,731,511
Phinia Inc	36,819	1,478,283
		10,453,494
Automobiles - 0.1%
Harley-Davidson Inc	81,182	1,820,100
Broadline Retail - 0.3%
Dillard's Inc Class A (b)	3,643	1,262,882
Ollie's Bargain Outlet Holdings Inc (c)	28,255	2,998,138
		4,261,020
Diversified Consumer Services - 2.4%
Adtalem Global Education Inc (c)	21,820	2,317,284
Bright Horizons Family Solutions Inc (c)	26,139	3,278,353
Carriage Services Inc	36,350	1,452,546
Duolingo Inc Class A (c)	13,117	5,108,809
Frontdoor Inc (c)	41,626	1,711,245
Graham Holdings Co Class B	2,280	2,097,714
Grand Canyon Education Inc (c)	14,907	2,658,962
H&R Block Inc	59,971	3,620,449
Laureate Education Inc (c)	103,955	2,086,377
Perdoceo Education Corp	63,029	1,583,288
Service Corp International/US	54,486	4,353,431
Strategic Education Inc	19,977	1,629,724
Stride Inc (c)	20,706	2,945,429
		34,843,611
Hotels, Restaurants & Leisure - 2.4%
Boyd Gaming Corp	34,263	2,368,944
Brinker International Inc (c)	18,441	2,476,626
Choice Hotels International Inc (b)	14,508	1,829,604
Churchill Downs Inc	29,696	2,684,815
Everi Holdings Inc (b)(c)	122,467	1,720,661
Hyatt Hotels Corp Class A	19,164	2,159,400
Monarch Casino & Resort Inc	19,020	1,487,174
Planet Fitness Inc Class A (c)	33,920	3,208,493
Rush Street Interactive Inc Class A (c)	113,086	1,371,732
Texas Roadhouse Inc	24,610	4,084,276
Travel + Leisure Co	41,723	1,832,891
Vail Resorts Inc	17,820	2,480,544
Wendy's Co/The (b)	135,557	1,694,463
Wingstop Inc	11,847	3,126,305
Wyndham Hotels & Resorts Inc	32,172	2,744,272
		35,270,200
Household Durables - 1.9%
Cavco Industries Inc (c)	4,617	2,280,105
Cricut Inc Class A (b)	251,970	1,254,810
Green Brick Partners Inc (c)	30,828	1,818,544
KB Home	38,554	2,083,073
La-Z-Boy Inc (b)	39,553	1,562,343
M/I Homes Inc (c)	18,126	1,933,682
Mohawk Industries Inc (c)	24,778	2,635,140
SharkNinja Inc (c)	28,909	2,327,175
Somnigroup International Inc	64,329	3,927,929
Taylor Morrison Home Corp (c)	47,129	2,702,848
Toll Brothers Inc	35,752	3,606,304
Tri Pointe Homes Inc (c)	60,945	1,874,059
		28,006,012
Leisure Products - 0.5%
Acushnet Holdings Corp (b)	27,851	1,844,293
Hasbro Inc	56,747	3,512,640
Mattel Inc (c)	150,672	2,394,178
		7,751,111
Specialty Retail - 2.6%
Abercrombie & Fitch Co Class A (c)	24,752	1,718,284
Academy Sports & Outdoors Inc	43,792	1,650,083
Asbury Automotive Group Inc (c)	9,310	2,030,883
AutoNation Inc (c)	13,487	2,348,761
Boot Barn Holdings Inc (c)	17,108	1,785,049
Buckle Inc/The	37,494	1,303,291
Build-A-Bear Workshop Inc	37,414	1,319,966
Chewy Inc Class A (c)	77,563	2,908,613
Dick's Sporting Goods Inc	20,337	3,818,069
Group 1 Automotive Inc	6,118	2,469,408
Lithia Motors Inc Class A	10,219	2,991,714
Murphy USA Inc	7,344	3,661,499
Penske Automotive Group Inc	12,688	1,975,141
Sally Beauty Holdings Inc (c)	151,826	1,235,864
Upbound Group Inc	59,879	1,191,592
Urban Outfitters Inc (c)	38,003	2,005,798
Winmark Corp	4,327	1,557,763
		35,971,778
Textiles, Apparel & Luxury Goods - 1.3%
Crocs Inc (c)	28,749	2,771,979
Kontoor Brands Inc	28,184	1,695,268
Levi Strauss & Co Class A	96,042	1,537,632
Ralph Lauren Corp Class A	15,591	3,507,195
Skechers USA Inc Class A (c)	51,476	2,471,878
Steven Madden Ltd	54,566	1,145,885
Tapestry Inc	77,535	5,477,848
		18,607,685
TOTAL CONSUMER DISCRETIONARY		176,985,011

Consumer Staples - 4.3%
Beverages - 0.7%
Coca-Cola Consolidated Inc	2,361	3,201,067
Molson Coors Beverage Co Class B	66,784	3,842,084
National Beverage Corp	36,175	1,606,170
Vita Coco Co Inc/The (c)	42,000	1,388,100
		10,037,421
Consumer Staples Distribution & Retail - 1.6%
Albertsons Cos Inc Class A	161,176	3,542,648
BJ's Wholesale Club Holdings Inc (c)	45,081	5,299,722
Casey's General Stores Inc	12,197	5,642,211
PriceSmart Inc	19,165	1,945,056
Sprouts Farmers Market Inc (c)	32,431	5,545,701
Weis Markets Inc	21,300	1,831,587
		23,806,925
Food Products - 1.5%
Cal-Maine Foods Inc	21,677	2,023,981
Hormel Foods Corp	116,127	3,472,198
Ingredion Inc	26,128	3,470,321
Lancaster Colony Corp	11,412	1,857,645
Pilgrim's Pride Corp	35,342	1,928,966
Post Holdings Inc (c)	23,309	2,637,880
Seneca Foods Corp Class A (b)(c)	16,847	1,511,007
Simply Good Foods Co/The (c)	55,302	1,996,955
The Campbell's Company	82,495	3,007,768
		21,906,721
Household Products - 0.1%
WD-40 Co	8,588	1,961,156
Personal Care Products - 0.3%
BellRing Brands Inc (c)	48,408	3,734,193
Tobacco - 0.1%
Turning Point Brands Inc	23,664	1,452,496
TOTAL CONSUMER STAPLES		62,898,912

Energy - 3.9%
Energy Equipment & Services - 0.3%
Archrock Inc	100,889	2,373,918
Cactus Inc Class A	44,339	1,682,222
		4,056,140
Oil, Gas & Consumable Fuels - 3.6%
Antero Midstream Corp	189,641	3,138,559
Berry Corp	411,332	1,020,102
California Resources Corp	52,646	1,816,813
Chord Energy Corp	31,803	2,869,585
Civitas Resources Inc	58,605	1,596,986
CNX Resources Corp (c)	92,978	2,736,343
Core Natural Resources Inc	24,966	1,802,795
Dorian LPG Ltd	74,108	1,587,393
DT Midstream Inc	40,804	3,966,149
Excelerate Energy Inc Class A	56,156	1,436,470
Expand Energy Corp	69,363	7,206,816
FutureFuel Corp	328,901	1,351,783
Gulfport Energy Corp (c)	11,995	2,069,138
International Seaways Inc (b)	50,553	1,716,780
Magnolia Oil & Gas Corp Class A	121,841	2,501,396
Peabody Energy Corp	120,108	1,482,133
REX American Resources Corp (c)	43,941	1,745,337
Riley Exploration Permian Inc	52,130	1,286,568
Texas Pacific Land Corp	5,968	7,691,976
VAALCO Energy Inc (b)	428,646	1,401,672
World Kinect Corp	74,154	1,860,524
		52,285,318
TOTAL ENERGY		56,341,458

Financials - 17.6%
Banks - 7.3%
1st Source Corp	25,582	1,533,641
Amalgamated Financial Corp	44,983	1,266,720
Ameris Bancorp	36,658	2,148,159
Associated Banc-Corp	96,013	2,118,047
Axos Financial Inc (c)	32,505	2,063,417
Bancorp Inc/The (c)	33,923	1,638,820
Bank OZK	53,268	2,269,217
Banner Corp	28,246	1,726,960
BOK Financial Corp	18,003	1,677,340
Cadence Bank	85,666	2,506,587
Cathay General Bancorp (b)	47,691	1,988,238
Central Pacific Financial Corp	52,620	1,351,807
City Holding Co (b)	15,596	1,807,109
Columbia Banking System Inc	104,218	2,336,568
Comerica Inc	53,786	2,890,998
Community Trust Bancorp Inc	29,250	1,432,080
Cullen/Frost Bankers Inc	26,070	3,036,373
East West Bancorp Inc	48,703	4,166,542
Enterprise Financial Services Corp	31,891	1,658,970
First Commonwealth Financial Corp	108,275	1,658,773
First Financial Corp	29,488	1,456,707
First Horizon Corp	196,172	3,546,790
First Mid Bancshares Inc	41,660	1,392,693
FNB Corp/PA	178,412	2,335,413
Fulton Financial Corp	113,662	1,895,882
German American Bancorp Inc	41,557	1,575,426
Hancock Whitney Corp	44,318	2,308,525
Hanmi Financial Corp	64,080	1,465,510
Independent Bank Corp/MI	43,839	1,335,335
International Bancshares Corp	34,128	2,083,173
Metropolitan Bank Holding Corp (c)	23,572	1,459,814
Midland States Bancorp Inc	78,730	1,281,723
Nbt Bancorp Inc	40,955	1,734,035
Nicolet Bankshares Inc	15,259	1,782,404
Old Second Bancorp Inc	85,321	1,347,218
Pathward Financial Inc	23,227	1,843,527
Peoples Bancorp Inc/OH	53,101	1,540,460
Preferred Bank/Los Angeles CA	18,558	1,482,042
Prosperity Bancshares Inc	41,125	2,792,388
QCR Holdings Inc	21,904	1,422,665
SouthState Corp	32,115	2,786,940
Synovus Financial Corp	59,719	2,587,027
TriCo Bancshares	40,013	1,543,702
TrustCo Bank Corp NY	48,498	1,476,764
UMB Financial Corp	22,900	2,165,653
Univest Financial Corp	52,355	1,546,567
Valley National Bancorp	253,305	2,178,423
Webster Financial Corp	65,952	3,119,530
WesBanco Inc	56,152	1,672,207
Westamerica BanCorp	34,400	1,665,992
Western Alliance Bancorp	42,947	2,993,835
Wintrust Financial Corp	27,379	3,043,723
Zions Bancorp NA	60,939	2,740,427
		106,878,886
Capital Markets - 3.4%
Affiliated Managers Group Inc	15,007	2,485,609
Evercore Inc Class A	13,732	2,819,042
Federated Hermes Inc Class B	55,518	2,254,586
Hamilton Lane Inc Class A (b)	18,647	2,880,775
Houlihan Lokey Inc Class A	21,060	3,413,405
Interactive Brokers Group Inc Class A	33,652	5,783,096
Janus Henderson Group PLC	62,465	2,074,463
Jefferies Financial Group Inc	59,099	2,761,696
Piper Sandler Cos	8,160	1,967,539
PJT Partners Inc Class A	13,866	1,964,951
SEI Investments Co	40,872	3,199,869
StepStone Group Inc Class A	36,947	1,847,719
Stifel Financial Corp	37,826	3,241,310
StoneX Group Inc (b)(c)	29,336	2,598,143
Tradeweb Markets Inc Class A	40,629	5,618,991
Victory Capital Holdings Inc Class A (b)	32,630	1,869,373
Virtu Financial Inc Class A	53,777	2,105,370
		48,885,937
Consumer Finance - 0.5%
Bread Financial Holdings Inc	34,442	1,634,273
Enova International Inc (c)	18,315	1,681,134
Nelnet Inc Class A (b)	16,581	1,759,078
OneMain Holdings Inc	55,385	2,606,972
		7,681,457
Financial Services - 1.5%
Corebridge Financial Inc	108,136	3,204,070
Enact Holdings Inc (b)	49,502	1,771,677
Essent Group Ltd	51,132	2,910,945
Jackson Financial Inc	33,968	2,646,447
MGIC Investment Corp	120,293	2,996,499
NMI Holdings Inc (c)	56,146	2,030,801
Payoneer Global Inc (c)	189,869	1,334,778
Radian Group Inc	78,688	2,513,295
Voya Financial Inc	43,852	2,596,038
		22,004,550
Insurance - 4.9%
American Financial Group Inc/OH	29,270	3,707,338
Assurant Inc	19,365	3,732,410
Axis Capital Holdings Ltd	34,166	3,290,869
CNO Financial Group Inc	59,739	2,266,498
Employers Holdings Inc	34,202	1,661,875
Enstar Group Ltd (c)	7,374	2,465,939
Erie Indemnity Co Class A	9,822	3,522,366
Genworth Financial Inc Class A (c)	289,712	1,987,424
Globe Life Inc	32,327	3,987,212
Hanover Insurance Group Inc/The	17,840	2,963,224
Kinsale Capital Group Inc	8,494	3,697,098
Loews Corp	61,346	5,326,673
Mercury General Corp (b)	34,168	1,893,591
Old Republic International Corp	97,716	3,674,122
Palomar Hldgs Inc (b)(c)	19,420	2,816,288
Primerica Inc	13,069	3,424,993
Reinsurance Group of America Inc	22,812	4,272,916
RLI Corp	38,994	2,885,946
Ryan Specialty Holdings Inc Class A	47,354	3,102,161
Skyward Specialty Insurance Group Inc (b)(c)	37,186	1,974,205
Universal Insurance Holdings Inc	76,394	1,851,791
Unum Group	60,084	4,666,123
White Mountains Insurance Group Ltd	1,356	2,396,662
		71,567,724
TOTAL FINANCIALS		257,018,554

Health Care - 11.8%
Biotechnology - 3.6%
ADMA Biologics Inc (c)	138,841	3,304,416
Alkermes PLC (c)	83,465	2,401,288
Arcellx Inc (c)	28,963	1,881,147
Catalyst Pharmaceuticals Inc (c)	85,358	2,073,346
Exelixis Inc (c)	112,297	4,396,428
Halozyme Therapeutics Inc (c)	55,404	3,402,914
Incyte Corp (c)	58,275	3,651,512
Insmed Inc (c)	61,341	4,416,552
Krystal Biotech Inc (b)(c)	14,669	2,491,970
MannKind Corp (c)	304,301	1,533,677
Natera Inc (c)	41,103	6,203,676
Neurocrine Biosciences Inc (c)	34,477	3,712,828
PTC Therapeutics Inc (c)	45,762	2,280,778
Sarepta Therapeutics Inc (c)	35,424	2,210,458
United Therapeutics Corp (c)	15,123	4,583,630
Vanda Pharmaceuticals Inc (c)	304,975	1,375,436
Veracyte Inc (c)	48,936	1,492,548
Vericel Corp (c)	34,235	1,301,614
		52,714,218
Health Care Equipment & Supplies - 2.5%
Embecta Corp	87,105	1,061,810
Glaukos Corp (c)	22,181	2,090,559
Globus Medical Inc Class A (c)	43,180	3,099,029
Haemonetics Corp (c)	31,217	1,967,295
ICU Medical Inc (c)	14,302	1,953,510
Integer Holdings Corp (c)	17,614	2,224,824
iRadimed Corp	23,524	1,232,893
Lantheus Holdings Inc (c)	32,347	3,375,086
LeMaitre Vascular Inc	18,610	1,688,671
LivaNova PLC (c)	40,766	1,508,342
Masimo Corp (c)	18,635	2,999,490
Merit Medical Systems Inc (c)	26,767	2,528,143
Omnicell Inc (c)	41,127	1,285,630
Solventum Corp (c)	52,492	3,470,772
Teleflex Inc	19,336	2,649,999
UFP Technologies Inc (b)(c)	6,474	1,350,088
Utah Medical Products Inc	24,427	1,264,097
		35,750,238
Health Care Providers & Services - 2.9%
Addus HomeCare Corp (c)	15,217	1,590,937
Amedisys Inc (c)	22,805	2,164,195
Astrana Health Inc (c)	46,487	1,448,999
Chemed Corp	6,158	3,580,939
CorVel Corp (c)	17,228	1,873,717
Cross Country Healthcare Inc (b)(c)	80,335	1,088,538
DaVita Inc (c)	18,834	2,665,953
Encompass Health Corp	38,398	4,492,182
Ensign Group Inc/The	23,229	2,996,309
Henry Schein Inc (c)	47,613	3,093,417
Hims & Hers Health Inc Class A (b)(c)	80,032	2,649,059
National HealthCare Corp	16,148	1,525,825
Premier Inc Class A (b)	94,028	1,913,470
RadNet Inc (c)	36,262	1,899,404
Tenet Healthcare Corp (c)	33,277	4,756,947
Universal Health Services Inc Class B	21,696	3,841,711
		41,581,602
Health Care Technology - 0.4%
Doximity Inc Class A (c)	55,489	3,156,214
HealthStream Inc	46,060	1,548,998
Waystar Holding Corp (c)	43,090	1,601,655
		6,306,867
Life Sciences Tools & Services - 0.8%
Bio-Rad Laboratories Inc Class A (b)(c)	8,551	2,087,128
Bruker Corp	51,019	2,043,821
Medpace Holdings Inc (c)	10,239	3,157,605
Mesa Laboratories Inc (b)	10,742	1,238,016
Repligen Corp (c)	21,492	2,965,681
		11,492,251
Pharmaceuticals - 1.6%
Amphastar Pharmaceuticals Inc (c)	50,155	1,224,284
Corcept Therapeutics Inc (b)(c)	42,959	3,087,893
Edgewise Therapeutics Inc (b)(c)	58,211	954,659
Harmony Biosciences Holdings Inc (b)(c)	43,662	1,286,719
Harrow Inc (b)(c)	49,907	1,236,196
Innoviva Inc (c)	88,411	1,652,402
Jazz Pharmaceuticals PLC (c)	26,227	3,067,510
Ligand Pharmaceuticals Inc (b)(c)	15,989	1,756,552
Organon & Co	154,371	1,996,017
Perrigo Co PLC	88,180	2,267,990
Phibro Animal Health Corp Class A	64,077	1,192,473
Prestige Consumer Healthcare Inc (c)	29,868	2,426,178
Supernus Pharmaceuticals Inc (c)	47,759	1,551,212
		23,700,085
TOTAL HEALTH CARE		171,545,261

Industrials - 20.0%
Aerospace & Defense - 1.3%
BWX Technologies Inc	32,740	3,572,589
Curtiss-Wright Corp	12,667	4,368,722
Huntington Ingalls Industries Inc	15,542	3,579,944
Leonardo DRS Inc	49,054	1,813,035
Moog Inc Class A	12,845	2,148,326
Woodward Inc	20,845	3,909,897
		19,392,513
Air Freight & Logistics - 0.3%
CH Robinson Worldwide Inc	41,245	3,679,879
Hub Group Inc Class A	40,392	1,275,983
		4,955,862
Building Products - 2.5%
A O Smith Corp	47,847	3,246,897
AAON Inc	26,783	2,444,484
Allegion plc	30,746	4,279,843
Apogee Enterprises Inc	27,563	1,093,424
Armstrong World Industries Inc	18,349	2,660,972
AZZ Inc	19,194	1,665,271
CSW Industrials Inc	7,595	2,373,286
Lennox International Inc	10,092	5,517,802
Owens Corning	27,829	4,046,615
Simpson Manufacturing Co Inc	17,335	2,664,216
Tecnoglass Inc	19,842	1,414,139
UFP Industries Inc	25,035	2,474,710
Zurn Elkay Water Solutions Corp	64,728	2,198,163
		36,079,822
Commercial Services & Supplies - 1.8%
ABM Industries Inc	36,554	1,781,642
Brady Corp Class A	25,589	1,798,651
Clean Harbors Inc (c)	17,351	3,712,073
CoreCivic Inc (c)	84,223	1,906,809
Ennis Inc	60,973	1,094,465
GEO Group Inc/The (c)	72,454	2,266,361
Healthcare Services Group Inc (c)	118,196	1,679,565
HNI Corp	35,029	1,481,727
Rollins Inc	93,784	5,357,880
Steelcase Inc Class A	120,058	1,190,975
Tetra Tech Inc	100,022	3,119,686
UniFirst Corp/MA	8,650	1,543,766
		26,933,600
Construction & Engineering - 2.6%
AECOM	44,650	4,404,723
Arcosa Inc	22,998	1,841,450
Argan Inc	10,885	1,666,820
Comfort Systems USA Inc	11,481	4,564,272
Construction Partners Inc Class A (c)	25,269	2,075,596
Dycom Industries Inc (c)	13,057	2,187,700
EMCOR Group Inc	14,132	5,662,692
Everus Construction Group Inc	28,876	1,161,970
Granite Construction Inc	23,742	1,929,987
IES Holdings Inc (c)	7,036	1,383,840
Limbach Holdings Inc (b)(c)	13,364	1,279,469
MasTec Inc (c)	23,698	3,017,229
Primoris Services Corp	27,815	1,668,066
Sterling Infrastructure Inc (c)	15,398	2,300,923
Valmont Industries Inc	8,403	2,463,928
		37,608,665
Electrical Equipment - 1.0%
Acuity Inc	11,143	2,714,546
EnerSys	21,860	1,893,076
Generac Holdings Inc (c)	22,860	2,614,727
nVent Electric PLC	58,725	3,224,590
Powell Industries Inc	6,855	1,255,219
Regal Rexnord Corp	23,989	2,538,996
		14,241,154
Ground Transportation - 0.4%
Landstar System Inc	15,711	2,107,631
Ryder System Inc	17,532	2,413,630
Schneider National Inc Class B (b)	49,088	1,054,901
		5,576,162
Machinery - 5.7%
Allison Transmission Holdings Inc	31,471	2,902,885
Atmus Filtration Technologies Inc	47,650	1,652,026
Crane Co	18,599	2,994,067
Donaldson Co Inc	46,911	3,083,460
Enerpac Tool Group Corp Class A	37,760	1,524,371
Esab Corp	23,327	2,802,039
ESCO Technologies Inc	14,742	2,306,386
Federal Signal Corp	26,812	2,183,301
Flowserve Corp	50,552	2,286,467
Franklin Electric Co Inc	21,227	1,803,446
Gates Industrial Corp PLC (c)	109,562	2,072,913
Gorman-Rupp Co/The	34,763	1,246,601
Graco Inc	56,697	4,627,042
ITT Inc	27,981	3,833,957
JBT Marel Corp	16,643	1,751,842
Kadant Inc	5,923	1,747,285
Lincoln Electric Holdings Inc	20,237	3,565,759
Lindsay Corp	11,033	1,423,919
Middleby Corp/The (c)	20,143	2,686,069
Miller Industries Inc/TN	20,006	816,445
Mueller Industries Inc	43,143	3,173,599
Mueller Water Products Inc Class A1	80,552	2,113,684
Nordson Corp	18,957	3,593,678
Oshkosh Corp	26,400	2,211,264
Pentair PLC	53,063	4,814,407
RBC Bearings Inc (c)	10,885	3,576,484
Snap-on Inc	16,608	5,211,757
SPX Technologies Inc (c)	18,904	2,535,972
Standex International Corp	8,568	1,211,687
Toro Co/The	39,867	2,722,119
Watts Water Technologies Inc Class A	12,375	2,570,906
		81,045,837
Marine Transportation - 0.1%
Matson Inc	16,499	1,799,876
Passenger Airlines - 0.1%
SkyWest Inc (c)	19,358	1,726,152
Professional Services - 2.8%
Barrett Business Services Inc	31,722	1,286,644
CACI International Inc (c)	8,571	3,924,404
CRA International Inc	7,605	1,233,531
CSG Systems International Inc	24,794	1,490,863
ExlService Holdings Inc (c)	62,004	3,005,954
Exponent Inc	24,983	1,965,662
FTI Consulting Inc (c)	14,527	2,415,550
Genpact Ltd	63,215	3,177,186
Heidrick & Struggles International Inc	28,941	1,129,278
Huron Consulting Group Inc (c)	12,761	1,720,055
Kforce Inc	26,738	1,021,392
Korn Ferry	28,903	1,783,315
Maximus Inc	29,946	2,005,184
Parsons Corp (c)	25,845	1,727,997
Paycom Software Inc	17,685	4,003,707
Paylocity Holding Corp (c)	16,239	3,119,512
Robert Half Inc	44,150	1,955,845
Science Applications International Corp	22,831	2,763,236
		39,729,315
Trading Companies & Distributors - 1.4%
Applied Industrial Technologies Inc	13,767	3,349,236
Boise Cascade Co	18,425	1,718,684
Core & Main Inc Class A (c)	68,814	3,625,122
DXP Enterprises Inc/TX (c)	13,542	1,197,925
McGrath RentCorp	15,047	1,605,063
MSC Industrial Direct Co Inc Class A	25,176	1,925,460
Rush Enterprises Inc Class A	33,524	1,709,389
Watsco Inc	11,198	5,149,289
		20,280,168
TOTAL INDUSTRIALS		289,369,126

Information Technology - 10.6%
Communications Equipment - 0.5%
Ciena Corp (c)	51,120	3,433,219
Juniper Networks Inc	122,866	4,462,493
		7,895,712
Electronic Equipment, Instruments & Components - 2.7%
Advanced Energy Industries Inc	21,316	2,076,392
Arrow Electronics Inc (c)	24,908	2,773,755
Avnet Inc	49,362	2,319,520
Badger Meter Inc	13,622	3,008,010
Bel Fuse Inc Class B	19,421	1,277,319
Belden Inc	21,844	2,252,335
Benchmark Electronics Inc (b)	41,445	1,348,206
CTS Corp	35,746	1,361,208
Daktronics Inc (b)(c)	90,422	1,147,455
ePlus Inc (c)	23,438	1,461,594
Littelfuse Inc	12,090	2,204,128
Mirion Technologies Inc Class A (c)	131,312	2,072,103
Novanta Inc (c)	18,190	2,162,063
PC Connection Inc	22,424	1,391,185
Plexus Corp (c)	16,352	2,001,975
Sanmina Corp (c)	29,313	2,250,945
ScanSource Inc (c)	39,770	1,312,012
TD SYNNEX Corp	29,039	3,217,522
TTM Technologies Inc (c)	80,986	1,621,340
Vontier Corp	72,725	2,313,382
		39,572,449
IT Services - 0.8%
Amdocs Ltd	45,183	4,002,311
ASGN Inc (c)	26,685	1,344,390
DXC Technology Co (c)	107,127	1,662,611
Hackett Group Inc/The	50,949	1,301,237
Kyndryl Holdings Inc (c)	89,935	2,915,693
Unisys Corp (c)	207,330	823,100
		12,049,342
Semiconductors & Semiconductor Equipment - 1.0%
Amkor Technology Inc	83,606	1,458,925
Cirrus Logic Inc (c)	26,067	2,503,475
MACOM Technology Solutions Holdings Inc (c)	24,639	2,556,296
Onto Innovation Inc (c)	19,020	2,319,869
Photronics Inc (c)	76,813	1,403,374
Semtech Corp (c)	41,582	1,299,437
Universal Display Corp	20,555	2,582,325
		14,123,701
Software - 5.3%
A10 Networks Inc	84,134	1,386,528
ACI Worldwide Inc (c)	51,277	2,736,141
Agilysys Inc (c)	20,939	1,556,815
Alarm.com Holdings Inc (c)	34,033	1,824,169
AvePoint Inc Class A (c)	95,898	1,567,932
Bentley Systems Inc Class B	68,029	2,924,567
Blackbaud Inc (b)(c)	27,002	1,634,701
Clear Secure Inc Class A	83,652	2,064,531
Clearwater Analytics Holdings Inc Class A (c)	98,073	2,230,180
Commvault Systems Inc (c)	19,095	3,191,347
Consensus Cloud Solutions Inc (c)	52,375	1,040,168
Daily Journal Corp (b)(c)	3,554	1,346,895
Dolby Laboratories Inc Class A	31,468	2,416,428
Dropbox Inc Class A (c)	97,917	2,795,530
Dynatrace Inc (c)	98,623	4,632,322
Guidewire Software Inc (c)	27,405	5,611,722
Intapp Inc (c)	31,613	1,715,321
InterDigital Inc (b)	13,881	2,790,081
Klaviyo Inc Class A (c)	47,976	1,460,389
Manhattan Associates Inc (c)	22,401	3,973,713
nCino Inc (b)(c)	64,751	1,502,223
Nutanix Inc Class A (c)	82,370	5,658,820
OneSpan Inc	80,507	1,197,139
Pegasystems Inc	23,988	2,208,815
Progress Software Corp	34,435	2,064,723
Q2 Holdings Inc (c)	29,607	2,346,355
Qualys Inc (c)	18,645	2,343,863
RingCentral Inc Class A (c)	59,094	1,506,897
SPS Commerce Inc (c)	17,043	2,445,841
Teradata Corp (c)	66,944	1,439,296
Vertex Inc Class A (c)	36,440	1,458,693
Workiva Inc Class A (c)	26,114	1,965,601
Zeta Global Holdings Corp Class A (c)	125,649	1,640,976
		76,678,722
Technology Hardware, Storage & Peripherals - 0.3%
Pure Storage Inc Class A (c)	99,188	4,499,167
TOTAL INFORMATION TECHNOLOGY		154,819,093

Materials - 4.5%
Chemicals - 1.6%
Axalta Coating Systems Ltd (c)	80,045	2,601,463
Balchem Corp	13,914	2,178,237
Cabot Corp	25,044	1,966,956
Element Solutions Inc	92,725	1,892,517
FMC Corp	58,200	2,439,744
Hawkins Inc	13,144	1,600,676
Minerals Technologies Inc	20,404	1,052,642
NewMarket Corp	3,834	2,359,060
RPM International Inc	40,579	4,331,809
Sensient Technologies Corp	23,121	2,172,218
		22,595,322
Construction Materials - 0.4%
Eagle Materials Inc	11,996	2,715,774
Knife River Corp (c)	23,250	2,171,085
United States Lime & Minerals Inc	11,096	1,037,587
		5,924,446
Containers & Packaging - 1.5%
Amcor PLC	15,138	139,270
AptarGroup Inc	22,926	3,437,754
Crown Holdings Inc	41,183	3,967,158
Graphic Packaging Holding CO	112,127	2,837,934
Sealed Air Corp	64,054	1,765,328
Silgan Holdings Inc	37,743	1,949,426
Smurfit WestRock PLC	143,556	6,032,223
Sonoco Products Co	45,435	1,862,835
		21,991,928
Metals & Mining - 0.8%
Carpenter Technology Corp	17,497	3,422,588
Commercial Metals Co	47,907	2,133,778
Royal Gold Inc	23,222	4,242,892
SunCoke Energy Inc	117,446	1,064,060
Warrior Met Coal Inc	30,468	1,456,980
		12,320,298
Paper & Forest Products - 0.2%
Louisiana-Pacific Corp	23,765	2,051,157
Sylvamo Corp	20,539	1,224,535
		3,275,692
TOTAL MATERIALS		66,107,686

Real Estate - 6.6%
Diversified REITs - 0.5%
American Assets Trust Inc	73,592	1,378,378
Broadstone Net Lease Inc Class A	139,206	2,252,353
Essential Properties Realty Trust Inc	88,257	2,839,228
One Liberty Properties Inc	57,132	1,394,021
		7,863,980
Health Care REITs - 0.8%
CareTrust REIT Inc	97,859	2,864,333
LTC Properties Inc	51,761	1,856,667
National Health Investors Inc	31,418	2,377,400
Omega Healthcare Investors Inc	105,135	4,105,522
		11,203,922
Industrial REITs - 0.1%
STAG Industrial Inc Class A	86,691	2,863,403
Office REITs - 1.2%
BXP Inc	55,820	3,557,409
COPT Defense Properties	76,592	1,999,817
Cousins Properties Inc	87,858	2,419,609
Douglas Emmett Inc	116,664	1,613,463
Equity Commonwealth (d)	2,103	0
Highwoods Properties Inc	74,083	2,106,921
Kilroy Realty Corp	63,306	1,994,772
NET Lease Office Properties (c)	46,221	1,397,261
Orion Properties Inc	343,266	628,177
Piedmont Office Realty Trust Inc Class A1	187,785	1,109,809
		16,827,238
Real Estate Management & Development - 0.3%
Jones Lang LaSalle Inc (c)	16,813	3,823,444
Residential REITs - 0.9%
American Homes 4 Rent Class A	118,587	4,433,968
Camden Property Trust	38,980	4,435,924
Equity LifeStyle Properties Inc	69,164	4,480,444
		13,350,336
Retail REITs - 2.0%
Agree Realty Corp	44,969	3,490,044
Brixmor Property Group Inc	128,942	3,211,945
Federal Realty Investment Trust	32,000	3,008,640
Getty Realty Corp	58,360	1,633,496
Kimco Realty Corp	232,799	4,651,325
NNN REIT Inc	83,518	3,433,425
Phillips Edison & Co Inc	69,710	2,418,937
Regency Centers Corp	60,607	4,374,613
SITE Centers Corp	101,911	1,206,626
Urban Edge Properties	98,995	1,788,840
		29,217,891
Specialized REITs - 0.8%
CubeSmart	90,982	3,700,238
Four Corners Property Trust Inc	75,284	2,104,188
Lamar Advertising Co Class A	33,029	3,759,030
National Storage Affiliates Trust	54,429	2,024,759
		11,588,215
TOTAL REAL ESTATE		96,738,429

Utilities - 3.0%
Electric Utilities - 1.7%
Genie Energy Ltd Class B (b)	76,864	1,135,281
IDACORP Inc	22,968	2,712,291
MGE Energy Inc	20,811	1,881,731
NRG Energy Inc	61,666	6,757,361
OGE Energy Corp	75,984	3,448,154
Otter Tail Corp	23,970	1,902,739
Pinnacle West Capital Corp	40,868	3,889,816
Portland General Electric Co	52,877	2,227,179
		23,954,552
Gas Utilities - 0.5%
MDU Resources Group Inc	110,450	1,893,113
National Fuel Gas Co	37,890	2,909,194
Spire Inc	30,051	2,300,104
		7,102,411
Independent Power and Renewable Electricity Producers - 0.1%
Clearway Energy Inc Class C	71,548	2,099,218
Multi-Utilities - 0.7%
Avista Corp	49,470	2,051,520
Black Hills Corp	36,093	2,198,064
NiSource Inc	145,797	5,702,121
		9,951,705
TOTAL UTILITIES		43,107,886

TOTAL UNITED STATES		1,423,684,852
TOTAL COMMON STOCKS (Cost $1,478,331,806)		1,454,106,328

U.S. Treasury Obligations - 0.0%
	Yield (%) (f)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 5/29/2025 (g) (Cost $80,735)	4.25	81,000	80,733

Money Market Funds - 2.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h)	4.33	3,258,952	3,259,604
Fidelity Securities Lending Cash Central Fund (h)(i)	4.33	34,849,364	34,852,849
TOTAL MONEY MARKET FUNDS (Cost $38,112,452)			38,112,453

TOTAL INVESTMENT IN SECURITIES - 102.4% (Cost $1,516,524,993)	1,492,299,514
NET OTHER ASSETS (LIABILITIES) - (2.4)% (e)	(35,642,368)
NET ASSETS - 100.0%	1,456,657,146

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME E-Mini Russell 2000 Index Contracts (United States)	24	Jun 2025	2,363,760	82,049	82,049

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security is on loan at period end.
(c)	Non-income producing
(d)	Level 3 security
(e)	Includes $172,827 of cash collateral to cover margin requirements for futures contracts.
(f)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $80,733.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

At period end, the value of non-cash collateral for securities on loan amounted to $5,362,922.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	654,803	69,750,685	67,145,884	44,812	-	-	3,259,604	3,258,952	0.0%
Fidelity Securities Lending Cash Central Fund	11,019,708	86,257,499	62,424,358	132,165	-	-	34,852,849	34,849,364	0.1%
Total	11,674,511	156,008,184	129,570,242	176,977	-	-	38,112,453

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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